Putnam
OTC & Emerging
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam OTC & Emerging Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Michael J. Mufson
Steven L. Kirson

Every major sector of Putnam OTC & Emerging Growth Fund's portfolio was affected by the Internet during the six months ended January 31, 2000. As a result, the fund experienced one of the strongest semiannual periods in its history. While your fund's portfolio is diversified across many sectors, stocks in industries from business services and media to telecommunications and retail were all boosted by the influence of e-commerce and the Internet. The semiannual period also delivered the perfect environment for your fund's strategy, strongly favoring fast-growing small and midsize companies that are providing innovative goods and services in emerging growth industries. This backdrop, combined with intense research and strategic stock selection, resulted in outstanding returns for your fund.

Total return for 6 months ended 1/31/00

      Class A          Class B          Class C           Class M
    NAV     POP      NAV     CDSC     NAV      CDSC     NAV     POP
----------------------------------------------------------------------------
   101.58%  89.97%  100.81%  95.81%  100.82%   99.82%  101.10%  94.05%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.

The semiannual period ended just after the close of a record-breaking year for the U.S. equity market. The Nasdaq Composite Index, a common measure of technology stocks, rose 85.6% in the 1999 calendar year, the biggest annual gain for a major market index in U.S. history. In addition, the Dow Jones Industrial Average and the S&P 500 Index, which measure the performance of large-company stocks, also posted double-digit gains for a record fifth straight year. Also in 1999, the inclusion of Microsoft and Intel in the Dow average and the addition of Internet stocks Yahoo! and America Online to the S&P 500 illustrated the growing influence of technology in today's economy.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                21.1%

Technology services     21.1%

Telecommunications      14.8%

Electronics             12.6%

Consumer services        6.9%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


* RENEWED EMPHASIS ON TECHNOLOGY PAYS OFF

When your fund's fiscal year began, emerging growth stocks were just beginning to recover from a prolonged downtrend during which a tide of negative investor sentiment kept them out of favor. In anticipation of a turnaround, particularly in the technology sector, we began to focus on companies we believed would benefit most from Internet and e-commerce demands. In the software industry, this meant companies that could help businesses create Web sites and bring their products and services online. Silknet Software, for example, provides software to create Web sites that offer marketing, sales, and customer support services. Silknet's products help companies track customer behavior and tailor services to meet their needs. Just after the close of the period, Silknet announced plans to merge with Kana Communications, Inc., an online communications provider and also a fund holding. Another company providing personalization software is E.piphany, Inc., whose software is designed to help companies learn about their customers' preferences and habits in order to establish and improve relationships with them. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

Within the e-commerce arena, we also sought companies that are creating business-to-business portals, which are sites on the Internet that allow businesses and individuals with similar interests to interact. One example is fund holding VerticalNet, Inc., which was founded in 1995. It operates 41 online communities that provide business-to-business news, information, and discussion forums. Each VerticalNet community is focused on a specific business or industry and caters to individuals with similar professional interests. Examples of VerticalNet communities include solid-waste.com, foodservicecentral.com, and fiberopticsonline.com. Professionals from across the globe visit the sites to exchange ideas, search for career opportunities, and monitor industry events. The site attracts nearly 2 million visitors per month, including buyers and sellers who do business online.

* INTERNET DEMANDS PROPEL MOST SECTORS

Also thriving from the explosive demand for Web sites were stocks in the business services sector of the fund's portfolio. We have focused in particular on companies that provide the labor and talent needed to build and maintain Web sites. Fund holdings Viant Corp., Scient Corp., and Breakaway Solutions all profited by providing consulting, creative design, and technology services for business Web sites.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Metromedia Fiber Network, Inc.
Telecommunications

NEXTLINK Communications, Inc.
Telecommunications

Lycos, Inc.
Consumer services

VerticalNet, Inc.
Technology services

Ariba, Inc.
Software

InfoSpace.com, Inc.
Technology services

Redback Networks, Inc.
Communications equipment

E-Tek Dynamics, Inc.
Electronics

McLeod, Inc.
Telecommunications

SDL, Inc.
Electronics

Footnote reads:
These holdings represent 27.3% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


Another important term that has entered the vocabulary of the technology marketplace is "bandwidth," and it is key to understanding future growth trends. Bandwidth refers to the amount of data that can be sent through a computer network; the higher the bandwidth, the faster the network functions. With the explosive growth in Internet usage comes a huge demand for more bandwidth. Among the companies profiting from this demand are those that provide the equipment to increase bandwidth and those that provide the networks to deliver that bandwidth. Within your fund's portfolio, E-Tek Dynamics and Metromedia Fiber provide the networks for faster transmission of data.

We also target companies that are bringing increased bandwidth into homes -- also known as broadband services. Fund holdings Efficient Networks, Inc. and Advanced Fibre Communications both specialize in bringing high-speed Internet connections into homes and small businesses. The broadband industry is in its infancy but is expected to be a driver of significant growth for many businesses. It allows Internet users to download information as much as 100 times faster than traditional dial-up modems. Companies that provide high-speed Internet access through technologies such as digital subscriber lines (DSLs), cable modems, and Web TV should all profit from increased demand. We believe broadband represents the next phase of the Internet revolution. Just as the Internet has touched so many industries, the ability to transmit data at rapidly increasing speeds will propel the growth of still more businesses. Examples include entertainment businesses such as fund holding Electronic Arts, Inc., which creates interactive entertainment software, and Lycos, Inc., which offers products and services through the Internet.

* INCREASED VOLATILITY LIKELY IN SECOND HALF

The first half of fiscal 2000 has provided one of the most exciting environments in recent years for aggressive-growth funds. Solid corporate earnings and continued demand for Internet, telecommunications, and broadband services should continue to drive the major U.S. stock indexes in the months ahead. Recovering overseas economies and continued economic strength in the United States also contribute to a generally optimistic outlook.

It is important to note, however, that exceptional periods of growth -- such as what we've experienced in the first half of the fiscal year -- are often followed by periods of volatility. A much-anticipated series of Federal Reserve Board interest-rate increases -- beginning with the quarter-point increase shortly after the close of the period -- could temper stock gains. With these factors in mind, we enter the second half of fiscal 2000 with a strategic eye on market conditions while continuing to target the most compelling emerging growth opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future. This fund invests in small and midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small to medium-sized emerging growth companies.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                      Class A            Class B            Class C            Class M
(inception dates)    (11/1/82)          (7/15/93)          (7/26/99)          (12/2/94)
                   NAV       POP      NAV      CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------
6 months          101.58%    89.97%  100.81%   95.81%   100.82%   99.82%   101.10%    94.05%
--------------------------------------------------------------------------------------------
1 year            116.45    104.06   114.77   109.76    114.82   113.82    115.30    107.79
--------------------------------------------------------------------------------------------
5 years           367.32    340.48   350.35   348.34    350.10   350.10    354.82    338.78
Annual average     36.12     34.52    35.12    35.00     35.10    35.10     35.38     34.42
--------------------------------------------------------------------------------------------
10 years          902.96    845.46   829.84   829.84    830.39   830.39    851.78    818.51
Annual average     25.93     25.19    24.98    24.98     24.99    24.99     25.27     24.83
--------------------------------------------------------------------------------------------
Annual average
(life of fund)     23.68     23.26    22.62    22.62     22.76    22.76     22.91     22.66
--------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                               Russell 2000          Consumer
                               Growth Index         price index
---------------------------------------------------------------------------
6 months                          29.66%               1.44%
---------------------------------------------------------------------------
1 year                            35.66                2.67
---------------------------------------------------------------------------
5 years                          141.21               12.28
Annual average                    19.26                2.34
---------------------------------------------------------------------------
10 years                         292.26               32.73
Annual average                    14.65                2.87
---------------------------------------------------------------------------
Annual average
(life of fund)                    11.97                3.20
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                         Class A       Class B      Class C       Class M
------------------------------------------------------------------------------
Distributions (number)      1             1            1             1
------------------------------------------------------------------------------
Income                      --            --           --            --
------------------------------------------------------------------------------
Capital gains
  Long-term              $1.612        $1.612       $1.612        $1.612
------------------------------------------------------------------------------
  Short-term              0.317         0.317        0.317         0.317
------------------------------------------------------------------------------
  Total                  $1.929        $1.929       $1.929        $1.929
------------------------------------------------------------------------------
Share value:           NAV     POP        NAV         NAV       NAV     POP
------------------------------------------------------------------------------
7/31/99               $19.80  $21.01    $18.78      $19.80     $19.27  $19.97
------------------------------------------------------------------------------
1/31/00                37.74   40.04     35.54       37.59      36.58   37.91
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A            Class B            Class C            Class M
(inception dates)    (11/1/82)          (7/15/93)          (7/26/99)          (12/2/94)
                   NAV       POP      NAV      CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------
6 months           94.25%    83.08%   93.48%   88.48%    93.56%   92.56%    93.69%    86.93%
--------------------------------------------------------------------------------------------
1 year            126.91    113.89   125.27   120.27    125.30   124.30    125.78    117.89
--------------------------------------------------------------------------------------------
5 years           352.77    326.69   336.59   334.59    336.03   336.03    341.28    325.88
Annual average     35.26     33.67    34.28    34.16     34.25    34.25     34.57     33.62
--------------------------------------------------------------------------------------------
10 years          774.69    723.91   710.92   710.92    710.68   710.68    730.21    701.51
Annual average     24.22     23.48    23.28    23.28     23.28    23.28     23.57     23.14
--------------------------------------------------------------------------------------------
Annual average
(life of fund)     23.68     23.25    22.61    22.61     22.76    22.76     22.91     22.65
--------------------------------------------------------------------------------------------



Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (97.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising and Marketing Services (5.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,213,964  DoubleClick, Inc. (NON)                                                                $  218,767,316
          1,312,192  Engage Technologies, Inc. (NON)                                                           170,584,960
            594,900  FreeShop.com, Inc. (NON)                                                                   17,921,363
            927,860  Lamar Advertising Co. (NON)                                                                54,395,793
            756,700  MyPoints.com, Inc. (NON)                                                                   32,207,044
          1,002,700  Netcentives, Inc. (NON)                                                                    68,434,275
                                                                                                            --------------
                                                                                                               562,310,751

Biotechnology (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            464,200  Myriad Genetics, Inc. (NON)                                                                29,940,900
            698,000  QLT PhotoTherapeutics, Inc. (Canada) (NON)                                                 48,205,625
             43,567  Sequenom, Inc. (NON)                                                                        1,132,742
             21,300  Tularik, Inc. (NON)                                                                         1,083,638
                                                                                                            --------------
                                                                                                                80,362,905

Broadcasting (2.6%)
--------------------------------------------------------------------------------------------------------------------------
            931,357  Citadel Communications Corp. (NON)                                                         46,567,850
            777,000  Cumulus Media, Inc. Class A (NON)                                                          30,351,563
          1,623,209  Entercom Communications Corp. (NON)                                                        86,232,978
            500,000  Pegasus Communications Corp. (NON)                                                         55,187,500
            671,767  Radio One, Inc. (NON)                                                                      51,390,176
                                                                                                            --------------
                                                                                                               269,730,067

Commercial and Consumer Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
            826,090  InterVU, Inc. (AFF) (NON)                                                                  76,413,325
            220,000  Jupiter Communications, Inc. (NON)                                                          5,500,000
            923,485  Keynote Systems, Inc. (NON)                                                                74,917,721
            528,300  Macrovision Corp. (NON)                                                                    49,495,106
                                                                                                            --------------
                                                                                                               206,326,152

Communications Equipment (4.9%)
--------------------------------------------------------------------------------------------------------------------------
            594,490  Advanced Fibre Communications (NON)                                                        21,884,663
            535,540  Brocade Communications Systems (NON)                                                       86,757,480
            482,600  Efficient Networks, Inc. (NON)                                                             36,888,738
            914,083  Extreme Networks, Inc. (NON)                                                               77,354,274
            508,300  Finisar Corp. (NON)                                                                        30,783,919
            413,700  Packeteer, Inc. (NON)                                                                      17,375,400
          1,283,280  Redback Networks, Inc. (NON)                                                              238,930,692
             32,200  Turnstone Systems, Inc. (NON)                                                                 933,800
                                                                                                            --------------
                                                                                                               510,908,966

Consumer Service (6.9%)
--------------------------------------------------------------------------------------------------------------------------
            519,482  Be Free, Inc. (NON)                                                                        51,948,200
            446,800  Getty Images, Inc. (Canada) (NON)                                                          17,425,200
          4,369,135  Lycos, Inc. (NON)                                                                         320,858,352
             48,773  MarketWatch.com, Inc. (NON)                                                                 1,859,471
            510,787  Mediaplex, Inc. (NON)                                                                      52,100,274
            781,590  RealNetworks, Inc. (NON)                                                                  122,856,178
            345,060  SportsLine USA, Inc. (NON)                                                                 12,184,931
          1,098,600  Stamps.com, Inc. (NON)                                                                     36,803,100
            389,925  StarMedia Network, Inc. (NON)                                                              12,526,341
            521,200  TMP Worldwide, Inc. (NON)                                                                  73,033,150
            929,600  Zi Corp. (Canada) (NON)                                                                    23,007,600
                                                                                                            --------------
                                                                                                               724,602,797

Electronics (12.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,160,600  Alpha Industries, Inc. (AFF) (NON)                                                         97,200,250
            816,900  Applied Micro Circuits Corp. (NON)                                                        120,696,975
            681,400  Celestica, Inc. (Canada) (NON)                                                             27,426,350
            226,400  Cree Research, Inc. (NON)                                                                  21,309,900
          1,254,100  E-Tek Dynamics, Inc. (NON)                                                                228,246,200
          1,457,040  Emulex Corp. (NON)                                                                        145,704,000
          1,138,000  Flextronics International, Ltd. (NON)                                                      56,544,375
            245,260  GlobeSpan, Inc. (NON)                                                                      27,223,860
            568,200  Jabil Circuit, Inc. (NON)                                                                  35,938,650
            316,200  Micrel, Inc. (NON)                                                                         19,999,650
            798,760  Power Integrations, Inc. (NON)                                                             29,204,663
            703,290  QLogic Corp. (NON)                                                                        107,559,414
             49,200  Quantum Effect Devices, Inc. (NON)                                                            787,200
          1,389,034  Sawtek, Inc. (NON)                                                                         87,856,401
            846,949  SDL, Inc. (NON)                                                                           219,518,594
            444,982  Silicon Image, Inc. (NON)                                                                  33,039,914
            190,000  TriQuint Semiconductor, Inc. (NON)                                                         29,028,438
            668,600  Zoran Corp. (NON)                                                                          30,504,875
                                                                                                            --------------
                                                                                                             1,317,789,709

Health Care Services (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            460,600  Allscripts, Inc. (NON)                                                                     21,936,075
            393,595  Invitrogen Corp. (NON)                                                                     26,026,469
                                                                                                            --------------
                                                                                                                47,962,544

Lodging/Tourism (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            857,060  Four Seasons Hotels, Inc. (Canada)                                                         41,995,940

Media (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            176,200  OpenTV Corp. (NON)                                                                         17,542,913
            315,600  Wink Communications, Inc. (NON)                                                            18,383,700
                                                                                                            --------------
                                                                                                                35,926,613

Medical Technology (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            492,900  ChromaVision Medical Systems, Inc. (NON)                                                    7,239,469

Retail (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,492,733  HomeStore.com, Inc. (NON)                                                                 145,634,763

Schools (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,509,730  CBT Group Plc ADR (Ireland) (NON)                                                          51,330,820

Semiconductor (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            671,300  LTX Corp. (NON)                                                                            19,929,219
            359,300  Photon Dynamics, Inc. (NON)                                                                19,761,500
                                                                                                            --------------
                                                                                                                39,690,719

Software (21.1%)
--------------------------------------------------------------------------------------------------------------------------
            508,810  Agile Software Corp. (NON)                                                                 75,049,475
          1,592,634  Ariba, Inc. (NON)                                                                         259,002,102
            705,575  BackWeb Technologies, Ltd. (Israel) (NON)                                                  24,695,125
          1,120,970  Brio Technology, Inc. (NON)                                                                35,871,040
          2,823,400  Business Objects S.A. (France) (AFF) (NON)                                                190,050,113
             55,990  Digimarc Corp. (NON)                                                                        3,019,961
            742,847  E.piphany, Inc. (NON)                                                                     117,369,826
          1,172,166  Electronic Arts, Inc. (NON)                                                                95,824,571
             32,400  Extensity, Inc. (NON)                                                                       1,875,150
          1,488,167  Informatica Corp. (AFF) (NON)                                                             139,329,635
            665,287  Interwoven, Inc. (NON)                                                                     83,826,162
            360,400  ISS Group, Inc. (NON)                                                                      23,853,975
            230,592  Kana Communications, Inc. (NON)                                                            57,633,588
          1,254,317  Macromedia, Inc. (NON)                                                                     85,842,320
            336,290  McAfee.com Corp. (NON)                                                                     11,349,788
            501,190  Metasolv Software, Inc. (NON)                                                              53,502,033
            319,591  Micromuse, Inc. (NON)                                                                      52,153,256
            540,700  Netegrity, Inc. (NON)                                                                      37,578,650
             47,892  OnDisplay, Inc. (NON)                                                                       3,861,293
          1,401,640  Phone.com, Inc. (NON)                                                                     154,180,400
            234,600  Pivotal Corp. (Canada) (NON)                                                               10,381,050
          1,858,820  Portal Software, Inc. (NON)                                                                92,243,943
            676,280  Quest Software, Inc. (NON)                                                                 65,261,020
          1,117,835  Silknet Software, Inc. (AFF) (NON)                                                        165,020,392
            597,782  SilverStream Software, Inc. (NON)                                                          66,503,248
            702,903  Software.com, Inc. (NON)                                                                   47,709,541
            443,000  TSI International Software, Ltd. (NON)                                                     27,161,438
            850,760  Vignette Corp. (NON)                                                                      165,898,200
            517,400  Vitria Technology, Inc. (NON)                                                              50,705,200
                                                                                                            --------------
                                                                                                             2,196,752,495

Technology Services (21.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,728,359  About.com, Inc. (AFF) (NON)                                                               120,985,130
            784,340  Ask Jeeves, Inc. (NON)                                                                     74,904,470
            528,590  Breakaway Solutions, Inc. (NON)                                                            45,756,072
            969,692  C-Bridge Internet Solutions, Inc. (AFF) (NON)                                              53,514,878
             52,000  Caminus Corp. (NON)                                                                         1,157,000
            779,965  Chemdex Corp. (NON)                                                                        76,046,588
          3,487,700  CNET, Inc. (NON)                                                                          170,897,300
            233,700  Cysive, Inc. (NON)                                                                         17,235,375
            353,557  Digex, Inc. (NON)                                                                          30,008,150
            406,600  EarthWeb, Inc. (NON)                                                                       13,366,975
            357,600  Freemarkets, Inc. (NON)                                                                    81,890,400
            185,920  GoTo.com, Inc. (NON)                                                                       13,920,760
          1,795,480  InfoSpace.com, Inc. (NON)                                                                 251,591,632
             78,012  Intertrust Technologies Corp. (NON)                                                        11,262,983
          2,013,771  Multex.com, Inc. (AFF) (NON)                                                               50,595,996
            382,300  PFSweb, Inc. (NON)                                                                         13,045,988
          1,229,087  Predictive Systems, Inc. (AFF) (NON)                                                       57,843,907
            844,600  Proxicom, Inc. (NON)                                                                       85,304,600
            361,100  PsiNet, Inc. (NON)                                                                         28,842,863
            852,700  Rare Medium Group, Inc. (NON)                                                              30,590,613
            805,300  Rare Medium Group, Inc. 144A (NON)                                                         28,890,138
          1,915,380  Razorfish, Inc. (NON)                                                                      74,220,975
          1,164,600  Scient Corp. (NON)                                                                         88,072,875
            591,000  USWeb Corp. (NON)                                                                          16,954,313
          2,606,710  Verio, Inc. (NON)                                                                         167,806,956
          1,171,840  VeriSign, Inc. (NON)                                                                      189,105,680
          1,162,608  VerticalNet, Inc. (NON)                                                                   276,991,356
          1,078,767  Viant Corp. (NON)                                                                         103,561,632
            610,200  Whittman-Hart, Inc. (NON)                                                                  21,662,100
                                                                                                            --------------
                                                                                                             2,196,027,705

Telecommunications (14.8%)
--------------------------------------------------------------------------------------------------------------------------
            683,700  Allegiance Telecom, Inc. (NON)                                                             72,044,888
          1,040,500  CoreComm, Ltd. (NON)                                                                       58,788,250
          1,860,191  Covad Communications Group 144A (NON)                                                     131,608,513
            899,252  Focal Communications Corp. (NON)                                                           36,082,487
            415,100  iBasis, Inc. (NON)                                                                         30,976,838
             82,400  interWAVE Communications International, Ltd.
                       (Bermuda) (NON)                                                                           3,007,600
            193,700  ITXC Corp. (NON)                                                                           20,822,750
          3,293,414  McLeod, Inc. Class A (NON)                                                                226,422,213
          7,199,400  Metromedia Fiber Network, Inc. Class A (NON)                                              487,309,383
            591,600  Network Plus Corp. (AFF) (NON)                                                             15,603,450
          3,919,400  NEXTLINK Communications, Inc. Class A (NON)                                               330,699,373
          1,901,904  Pinnacle Holdings, Inc. (NON)                                                              80,712,051
          1,523,400  SBA Communications Corp. (NON)                                                             46,178,063
             89,700  Wireless Facilities, Inc. (NON)                                                             4,518,638
                                                                                                           ---------------
                                                                                                             1,544,774,497

Utilities (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            803,600  Calpine Corp. (NON)                                                                        58,763,250
          3,017,400  Independent Energy Holdings Plc
                       (United Kingdom) (AFF) (NON)                                                            136,348,763
                                                                                                           ---------------
                                                                                                               195,112,013
                                                                                                           ---------------
                     Total Common Stocks (cost $5,243,315,030)                                             $10,174,478,925

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $4,000,000)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            200,000  Infonow Corp. Ser. B, $0.00 cv. pfd.                                                  $     4,790,874

SHORT-TERM INVESTMENTS (3.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   50,000,000  General Motors Acceptance Corp. for an effective
                       yield of 5.87%, February 1, 2000                                                    $    50,000,000
         21,246,000  Park Avenue Receivables for an effective yield of 5.70%,
                       February 23, 2000                                                                        21,171,993
         50,000,000  Sheffield Receivables Corp. for an effective yield of 5.72%,
                       February 22, 2000                                                                        49,833,167
         46,000,000  Sigma Finance, Inc. for an effective yield of 5.70%,
                       February 22, 2000                                                                        45,847,050
        208,118,000  Interest in $565,613,000 joint repurchase agreement dated January 31, 2000 with Salomon, Smith
                       Barney Holdings, Inc. due February 1, 2000 with
                       respect to various U.S. Treasury obligations --
                       maturity value of $208,150,836 for an effective
                       yield of 5.68%                                                                          208,118,000
                                                                                                           ---------------
                     Total Short-Term Investments (cost $374,970,210)                                      $   374,970,210
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,622,285,240) (b)                                           $10,554,240,009
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $10,419,541,417.

  (b) The aggregate identified cost on a tax basis is $5,639,498,438, resulting in gross unrealized appreciation and depreciation of $5,151,638,509. and $236,896,938, respectively, or net unrealized appreciation of $4,914,741,571.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,622,285,240) (Note 1)                                       $10,554,240,009
-----------------------------------------------------------------------------------------------
Cash                                                                                  7,607,431
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                           83,153
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               88,465,341
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,663,639
-----------------------------------------------------------------------------------------------
Total assets                                                                     10,653,059,573

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    190,806,172
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           32,607,721
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          4,472,499
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              862,437
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            64,375
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,962
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                4,149,374
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  552,616
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   233,518,156
-----------------------------------------------------------------------------------------------
Net assets                                                                      $10,419,541,417

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                 $ 4,523,371,486
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (36,662,644)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                             1,000,877,806
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        4,931,954,769
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $10,419,541,417

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,311,638,420 divided by 167,256,661 shares)                                           $37.74
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $37.74)*                                  $40.04
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,852,271,764 divided by 80,259,129 shares)**                                          $35.54
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($34,871,153 divided by 927,737 shares)**                                                $37.59
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($684,592,404 divided by 18,713,934 shares)                                              $36.58
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $36.58)*                                  $37.91
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($536,167,676 divided by 14,049,277 shares)                                              $38.16
-----------------------------------------------------------------------------------------------

 * On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $-- from
investments in affiliated issuers) (Note 5)                                      $       45,722
-----------------------------------------------------------------------------------------------
Interest                                                                              3,305,937
-----------------------------------------------------------------------------------------------
Total investment income                                                               3,351,659

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     17,989,384
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,571,767
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        50,185
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         17,679
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 5,226,754
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 9,666,245
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    42,749
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 1,739,814
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  72,992
-----------------------------------------------------------------------------------------------
Registration fees                                                                       394,640
-----------------------------------------------------------------------------------------------
Auditing                                                                                 31,074
-----------------------------------------------------------------------------------------------
Legal                                                                                    17,457
-----------------------------------------------------------------------------------------------
Postage                                                                                 291,055
-----------------------------------------------------------------------------------------------
Other                                                                                   404,353
-----------------------------------------------------------------------------------------------
Total expenses                                                                       40,516,148
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (501,845)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         40,014,303
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (36,662,644)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3, and 5) (including realized
gain of $116,108,120 on sales of investments in affiliated issuers)               1,227,153,168
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      3,656,878,870
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           4,884,032,038
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $4,847,369,394
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                            $    (36,662,644) $  (43,358,334)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                  1,227,153,168     283,382,497
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        3,656,878,870     478,088,337
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              4,847,369,394     718,112,500
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (290,170,640)    (81,052,973)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (140,579,648)    (41,774,717)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (677,634)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (33,148,979)     (8,356,046)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (22,958,110)     (3,100,412)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                             1,493,011,013     (57,685,018)
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      5,852,845,396     526,143,334

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               4,566,696,021   4,040,552,687
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $36,662,644 and $--, respectively)                                      $10,419,541,417  $4,566,696,021
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.80           $17.35           $16.02           $14.80           $14.17           $10.15
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.12)(c)         (.14)(c)         (.12)            (.12)(c)         (.08)(c)         (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         19.99             3.15             1.45             2.42             2.42             4.95
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              19.87             3.01             1.33             2.30             2.34             4.88
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $37.74           $19.80           $17.35           $16.02           $14.80           $14.17
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)            101.58*           18.31             8.30            16.33            17.12            51.32
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $6,311,638       $2,804,929       $2,478,340       $2,271,206       $1,479,770         $730,188
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .48*             .98             1.00             1.16             1.11             1.14
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.42)*           (.85)            (.70)            (.79)            (.53)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             56.58*          139.84           106.29           112.84           199.52           116.10
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $18.78           $16.61           $15.45           $14.41           $13.92           $10.06
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.21)(c)         (.26)(c)         (.24)            (.22)(c)         (.20)(c)         (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         18.90             2.99             1.40             2.34             2.40             4.82
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              18.69             2.73             1.16             2.12             2.20             4.72
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $35.54           $18.78           $16.61           $15.45           $14.41           $13.92
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)            100.81*           17.42             7.51            15.49            16.37            50.13
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,852,272       $1,328,681       $1,231,504       $1,116,849         $641,576         $160,197
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .85*            1.73             1.75             1.91             1.89             1.90
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.79)*          (1.60)           (1.45)           (1.55)           (1.29)           (1.37)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             56.58*          139.84           106.29           112.84           199.52           116.10
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Six months
                                                                                                       ended       For the period
Per-share                                                                                           January 31      July 26,1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $19.80           $20.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                     (.23)(c)           --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                             19.95             (.85)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  19.72             (.85)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                                                    (1.93)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (1.93)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $37.59           $19.80
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                100.82*           (4.12)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $34,871              $75
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                               .85*             .03*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                                                               (.79)*           (.03)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 56.58*          139.84
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                        January 31                                                                         Dec. 2, 1994+
operating performance           (Unaudited)                             Year ended July 31                            to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $19.27           $17.00           $15.78           $14.66           $14.11           $11.10
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.18)(c)         (.22)(c)         (.20)(c)         (.19)(c)         (.16)(c)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         19.42             3.05             1.42             2.39             2.42             3.92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              19.24             2.83             1.22             2.20             2.26             3.87
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.93)            (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $36.58           $19.27           $17.00           $15.78           $14.66           $14.11
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)            101.10*           17.61             7.73            15.78            16.58            37.79*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $684,592         $303,677         $231,452         $177,325          $60,432           $3,111
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .73*            1.48             1.50             1.66             1.68             1.10*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.67)*          (1.35)           (1.20)           (1.30)           (1.06)            (.66)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             56.58*          139.84           106.29           112.84           199.52           116.10
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                         July 12, 1996+
operating performance                            (Unaudited)                    Year ended July 31                   to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     2000             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $19.98           $17.46           $16.08           $14.81           $15.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.09)(c)         (.10)(c)         (.08)            (.09)(c)           -- (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                          20.20             3.18             1.46             2.44             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               20.11             3.08             1.38             2.35             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                 (1.93)            (.56)              --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (1.93)            (.56)              --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $38.16           $19.98           $17.46           $16.08           $14.81
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                             101.87*           18.60             8.58            16.67            (5.37)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $536,168         $129,334          $99,256         $102,862             $150
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                            .35*             .73              .75              .91              .07*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.29)*           (.60)            (.46)            (.53)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              56.58*          139.84           106.29           112.84           199.52
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam OTC & Emerging Growth (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of emerging growth companies listed on securities exchanges.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year, 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of the financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is, at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $501,845 under expense-offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,878 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $918,394 and $28,733 from the sale of class A and class M shares, respectively and received $1,123,395 and $882 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $19,024 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,538,348,249 and $3,805,431,923, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     74,843,379    $ 2,148,998,152
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,307,526        278,218,698
-----------------------------------------------------------------------------
                                                83,150,905      2,427,216,850

Shares
repurchased                                    (57,566,948)    (1,570,417,511)
-----------------------------------------------------------------------------
Net increase                                    25,583,957    $   856,799,339
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    121,407,626    $ 2,055,665,495
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,045,446         77,447,592
-----------------------------------------------------------------------------
                                               126,453,072      2,133,113,087

Shares
repurchased                                   (127,640,378)    (2,176,348,298)
-----------------------------------------------------------------------------
Net decrease                                    (1,187,306)    $  (43,235,211)
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     18,216,960      $ 508,838,391
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,042,773        127,589,794
-----------------------------------------------------------------------------
                                                22,259,733        636,428,185

Shares
repurchased                                    (12,757,535)      (330,932,266)
-----------------------------------------------------------------------------
Net increase                                     9,502,198      $ 305,495,919
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     29,589,848      $ 472,315,512
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,584,141         37,805,983
-----------------------------------------------------------------------------
                                                32,173,989        510,121,495

Shares
repurchased                                    (35,578,335)      (571,530,934)
-----------------------------------------------------------------------------
Net decrease                                    (3,404,346)     $ (61,409,439)
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,128,418        $37,383,632
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       18,203            607,622
-----------------------------------------------------------------------------
                                                 1,146,621         37,991,254

Shares
repurchased                                       (222,648)        (7,330,235)
-----------------------------------------------------------------------------
Net increase                                       923,973        $30,661,019
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          3,764            $74,934
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                     3,764             74,934

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                         3,764            $74,934
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     11,681,999      $ 308,620,732
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,007,119         32,711,198
-----------------------------------------------------------------------------
                                                12,689,118        341,331,930

Shares
repurchased                                     (9,732,115)      (254,582,194)
-----------------------------------------------------------------------------
Net increase                                     2,957,003      $  86,749,736
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,876,719      $ 281,170,466
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      546,838          8,197,103
-----------------------------------------------------------------------------
                                                17,423,557        289,367,569

Shares
repurchased                                    (15,284,934)      (258,781,917)
-----------------------------------------------------------------------------
Net increase                                     2,138,623      $  30,585,652
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     10,753,402       $307,466,665
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      678,232         22,958,110
-----------------------------------------------------------------------------
                                                11,431,634        330,424,775

Shares
repurchased                                     (3,856,008)      (117,119,775)
-----------------------------------------------------------------------------
Net increase                                     7,575,626       $213,305,000
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,922,006        $70,318,575
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      200,411          3,100,361
-----------------------------------------------------------------------------
                                                 4,122,417         73,418,936

Shares
repurchased                                     (3,333,896)       (57,119,890)
-----------------------------------------------------------------------------
Net increase                                       788,521        $16,299,046
-----------------------------------------------------------------------------




Note 5
Transactions with Affiliated Issuers

Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Name of affiliate
-------------------------------------------------------------------------------------------------------------------
Abacus Direct Corp.                           $  4,214,828       $         --           $     --     $           --
About.com, Inc.                                 91,643,503                 --                 --        120,985,130
Alpha Industries, Inc.                          76,449,710                 --                 --         97,200,250
Beyond.com Corp.                                        --         52,841,431                 --                 --
Brio Technology, Inc.                            6,580,793                 --                 --                 --
Business Objects S.A.                           60,147,529                 --                 --        190,050,113
C-Bridge Internet
 Solutions, Inc.                                43,250,518                 --                 --         53,514,878
Concord
 Communications, Inc.                                   --         65,756,570                 --                 --
Concur Technologies, Inc.                               --         34,356,160                 --                 --
Coulter
 Pharmaceuticals, Inc.                                  --         20,161,033                 --                 --
Harmonic, Inc.                                          --         25,634,796                 --                 --
Independent Energy
 Holdings Plc                                   18,539,763                 --                 --        136,348,763
Informatica Corp.                              111,201,917                 --                 --        139,329,635
InterVU, Inc.                                    9,624,862                 --                 --         76,413,325
ISS Group, Inc.                                 19,380,960         29,218,978                 --                 --
Marketwatch.com, Inc.                           22,789,899         31,425,760                 --                 --
Multex.com, Inc.                                40,517,753          7,238,239                 --         50,595,996
Network Plus Corp.                              16,348,321          6,275,436                 --         15,603,450
Optical Coating Lab, Inc.                       23,223,958         52,266,607                 --                 --
Pediatrix Medical Group, Inc.                           --         27,642,755                 --                 --
Power Integrations, Inc.                                --         10,278,433                 --                 --
Predictive Systems, Inc.                        57,920,612                 --                 --         57,843,907
Silknet Software, Inc.                          55,546,104                 --                 --        165,020,392
TSI International Software                      26,205,374         16,290,579                 --                 --
Verity, Inc.                                    32,416,054         63,386,188                 --                 --
-------------------------------------------------------------------------------------------------------------------
  Totals                                      $716,002,458       $442,772,965           $     --     $1,102,905,839



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA014-58985 024/227/673 3/00


PUTNAM INVESTMENTS                                       [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund

Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return
for periods ended 1/31/00                                           NAV

6 months                                                         101.87%
1 year                                                           116.97
5 years                                                          372.05
Annual average                                                    36.39
10 years                                                         913.11
Annual average                                                    26.06
Life of fund (since class A inception, 11/1/82)                 3850.17
Annual average                                                    23.75

Share value:                                                        NAV

7/31/99                                                          $19.98
1/31/00                                                          $38.16

-----------------------------------------------------------------------------
Distributions:             No.     Income      Capital gains      Total
                            1         --           1.929         $1.929

Past performance is no guarantee of future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.